Fees and Expenses - Corgi Money Market ETF	Oct. 14, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.15%
Fee Waiver(3)	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.10%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

(3) The Adviser has contractually agreed to waive a portion of its management fee equal to 0.05% of the Fund’s average daily net assets per annum, reducing the annual management fee from 0.15% to 0.10%. The agreement has no fixed termination date and continues indefinitely unless terminated in accordance with its terms. The agreement may not be terminated, and the waiver may not be reduced, through October 13, 2027. After that date, the agreement may be terminated only by the Board of Trustees, or with its consent, upon not less than thirty (30) days’ prior written notice to the Adviser; such notice may be given only after October 13, 2027. The Adviser has no unilateral right to terminate the agreement. Notwithstanding these restrictions, the agreement terminates automatically upon termination of the Fund’s Investment Advisory Agreement, without regard to the minimum commitment period or the thirty (30) day notice requirement. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

1 Year	3 Years
$10	$32

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.